Northern Lights Fund Trust

CMG Mauldin Core Fund, CMG Tactical Bond Fund and

CMG Tactical All Asset Strategy Fund

Incorporated herein by reference is the definitive version of the supplement for CMG Mauldin Core Fund, CMG Tactical Bond Fund and CMG Tactical All Asset Strategy Fund Fund pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on September 3, 2019 (SEC Accession No. 0001580642-19-004079.